AMBIENT WATER CORPORATION Consolidated Balance Sheets (Audited) (2014 Restated) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash		$ 820	$ 56,121
Accounts receivable		13,765	5,051
Deposit on product	[1]	51,959	74,170
Inventory	[2]	1,497	62,697
Prepaid asset		15,658	16,127
Total current assets		83,699	214,166
Fixed assets	[3]	33,789	51,692
Other assets
Technology acquisition	[4]	18,886	27,280
Total assets		136,374	293,138
Current liabilities
Accounts payable		54,629	26,440
Accounts payable - related parties	[5]	2,485	500
Accrued liabilities	[6]	84,116	80,110
Accrued liabilities - related parties	[5]	370,000	200,000
Notes payable - current portion	[7]	142,529	435,000
Derivative liability - current portion		76,955	780,744
Total current liabilities		730,714	1,522,794
Long-term liabilities
Notes payable	[6],[7]	768,454	300,000
Accrued interest		102,884	7,232
Derivative liability	[7]	748,757	538,444
Total long-term liabilities		1,620,095	845,676
Total liabilities		$ 2,350,809	$ 2,368,470
Commitments and contingencies	[8]
SHAREHOLDERS' DEFICIT
Preferred stock, par value $0.0001, 400,000,000 shares authorized no shares issued or outstanding at December 31, 2015 and 2014, respectively	[9]
Common stock, par value $0.0001, 2,000,000,000 shares authorized, 177,407,091 and 129,941,970 shares issued and outstanding at December 31, 2015 and 2014 respectively	[9]	$ 17,741	$ 12,994
Paid-in-capital		8,800,842	6,935,226
Retained deficit		(11,033,018)	(9,023,552)
Total shareholders' deficit		(2,214,435)	(2,075,332)
Total liabilities and shareholders' deficit		$ 136,374	$ 293,138

[1]	Note 5
[2]	Note 6
[3]	Note 7
[4]	Note 2
[5]	Note 11
[6]	Note 8
[7]	Note 9
[8]	Note 10
[9]	Note 13